Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income taxes	$ 593	$ 235	$ 203
Deferred income taxes	(251)	(285)	(474)
Total income tax provision (benefit)	$ 342	$ (50)	$ (271)